STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and development expenses	$ 4,441	$ 732	$ 140
General and administrative expenses	2,639	416	86
Operating loss	7,080	1,148	226
Financial expenses (income), net	(58)	(3)	3
Loss	7,022	1,145	229
Deemed dividend	0	26	0
Loss attributable to holders of Ordinary shares	$ 7,022	$ 1,171	$ 229
Basic and diluted loss per share (in dollars per share)	$ (0.57)	$ (0.14)	$ (0.03)
Weighted average number of Ordinary shares used in computing basic and diluted loss per share (in shares)	12,259,600	8,423,018	7,551,427